CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Total UXIN LIMITED shareholders' equity/(deficit) Fairlubo Auction Company Limited CNY (¥)	Total UXIN LIMITED shareholders' equity/(deficit) CNY (¥)	Ordinary share Fairlubo Auction Company Limited CNY (¥) shares	Ordinary share CNY (¥) shares	Additional paid-in capital Fairlubo Auction Company Limited CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income Fairlubo Auction Company Limited CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interest Fairlubo Auction Company Limited CNY (¥)	Non-controlling interest CNY (¥)	Fairlubo Auction Company Limited CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2016		¥ (4,431,761)		¥ 30				¥ 30,542	¥ (4,462,333)		¥ (12,091)		¥ (4,443,852)
Balance (in shares) at Dec. 31, 2016 | shares				49,318,860
Changes in equity
Foreign currency translation adjustments		46,065						46,065			(2,659)		43,406
Net loss		(2,722,596)							(2,722,596)		(25,202)		(2,747,798)
Share-based compensation		165,873				¥ 165,873							165,873
Transaction with non-controlling interests		(45,357)							(45,357)		(18,851)		(64,208)
Accretion on preferred shares to redemption value		(555,824)				(73,094)			(482,730)				(555,824)
Non-controlling interests arising from business combination											8,342		8,342
Deemed dividend to preferred shareholders		(587,564)							(587,564)				(587,564)
Deemed dividend on Preferred Shareholders						(92,779)			92,779				92,779
Balance at Dec. 31, 2017		(8,131,164)		¥ 30				76,607	(8,207,801)		(50,461)		(8,181,625)
Balance (in shares) at Dec. 31, 2017 | shares				49,318,860
Changes in equity
Foreign currency translation adjustments		11,407						11,407			(6,589)		4,818
Net loss		(1,522,514)							(1,522,514)		(15,771)		(1,538,285)
Share-based compensation		151,274				151,274							151,274
Issuance of restricted shares to Mr. Kun Dai		620,446		¥ 11		620,435							620,446
Issuance of restricted shares to Mr. Kun Dai (in shares) | shares				17,742,890
Issuance of ordinary shares due to exercise of the share option		286,681		¥ 5		286,676							286,681
Issuance of ordinary shares due to exercise of the share option (in shares) | shares				8,479,505
Conversion of redeemable preferred shares		11,013,180		¥ 486		11,012,694							11,013,180
Conversion of redeemable preferred shares (in shares) | shares				743,343,820
Transaction with non-controlling interests		(182)				(182)					(4,819)		(5,001)
Accretion on preferred shares to redemption value		(318,951)				(38,582)							(318,951)
Deemed dividend to preferred shareholders		(544,773)							(544,773)				(544,773)
Deemed dividend on Preferred Shareholders									(280,369)
Issuance of ordinary shares	¥ 159,350	1,342,881	¥ 9	¥ 50	¥ 161,294	1,342,831	¥ (1,953)			¥ 74,561		¥ 233,911	1,342,881
Issuance of ordinary shares (in shares) | shares			13,026,713	75,000,000
Repurchase of the surrender shares (Note 24)		(698,680)		¥ (16)		(573,600)			(125,064)				(698,680)
Repurchase of the surrender shares (Note 24) (in shares) | shares				(26,251,889)
40,809,861 ordinary shares were redesignated to Class B ordinary shares with super voting power granted to Mr. Kun Dai (Note 26)		5,178				5,146			32		589		5,767
Balance at Dec. 31, 2018		2,374,133		¥ 575		12,967,986		86,061	(10,680,489)		(2,490)		2,371,643
Balance (in shares) at Dec. 31, 2018 | shares				880,659,899
Cumulative effect of adoption of new accounting standard at Dec. 31, 2019		(319,036)							(319,036)				(319,036)
Changes in equity
Foreign currency translation adjustments		(17,869)						(17,869)			(106)		(17,975)
Foreign currency translation adjustments													(17,976)
Net loss		(1,988,676)							(1,988,676)		(1,452)		(1,990,128)
Share-based compensation		100,295				100,295							100,295
Issuance of ordinary shares due to exercise of the share option		1,285		¥ 6		1,279							1,285
Issuance of ordinary shares due to exercise of the share option (in shares) | shares				6,957,492
Balance at Dec. 31, 2019		469,168		¥ 581		13,069,560		68,192	(12,669,165)		(4,048)		465,120
Balance (in shares) at Dec. 31, 2019 | shares				887,617,391
Changes in equity
Balance after adjustments		150,132		¥ 581		13,069,560		68,192	(12,988,201)		(4,048)		146,084
Foreign currency translation adjustments		38,572						38,572			1,456		40,028	$ 5,653
Net loss		(2,484,179)							(2,484,179)		(5,383)		(2,489,562)	(351,596)
Repurchase of ordinary shares from Fairlubo's minority interest		(16,447)							(16,447)		7,821		(8,626)
Share-based compensation		(32,571)				(32,571)							(32,571)
Issuance of ordinary shares due to exercise of the share option (in shares) | shares				50,066
Balance at Mar. 31, 2020		¥ (2,344,493)		¥ 581		¥ 13,036,989		¥ 106,764	¥ (15,488,827)		¥ (154)		¥ (2,344,647)	$ (331,127)
Balance (in shares) at Mar. 31, 2020 | shares				887,667,457									40,809,861	40,809,861